Share-Based Compensation Expense - Schedule of Share-Based Compensation Costs Related to RSUs and PRSUs (Details) - RSUs and PRSUs[Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total Share-based compensation expense	$ 37	$ 33	$ 67	$ 5	$ 181	$ 5
Cost of services [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total Share-based compensation expense	9	7	19	1	40	1
Selling, general and administrative expenses [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total Share-based compensation expense	$ 28	$ 26	$ 48	$ 4	$ 141	$ 4